INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Schedule of reconciliation of cost to fair value for Available-for-sale and other investments

	At December 31, 2017
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable equity securities	$38	$32	$(8)	$62

Non-current:
Marketable equity securities:
Continental Gold Inc.	$109	$—	$(8)	$101
Other marketable equity securities	4	—	(2)	2
	113	—	(10)	103

Other investments, at cost	12	—	—	12

Equity method investments:
TMAC Resources Inc. (28.79%)	115	—	—	115
Minera La Zanja S.R.L. (46.94%)	50	—	—	50
	165	—	—	165
	$290	$—	$(10)	$280

Non-current restricted investments: (1)
Marketable debt securities	$58	$—	$(3)	$55
Other assets	8	1	—	9
	$66	$1	$(3)	$64

	At December 31, 2016
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable equity securities	$33	$27	$(4)	$56

Non-current:
Marketable debt securities:
Asset backed commercial paper	$16	$2	$—	$18

Other investments, at cost	6	—	—	6

Equity method investments:
TMAC Resources Inc. (29.00%)	108	—	—	108
Minera La Zanja S.R.L. (46.94%)	71	—	—	71
Euronimba Ltd. (43.50%)	4	—	—	4
	183	—	—	183
	$205	$2	$—	$207

Non-current restricted investments: (1)
Marketable debt securities	$48	$1	$—	$49
Other assets	12	1	—	13
	$60	$2	$—	$62
(1)

Non-current restricted investments are legally pledged for purposes of settling reclamation and remediation obligations.  These amounts are included in Other non-current assets. For further information regarding these amounts see Note 7.